Government Fees And Other Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Government Fees And Other Taxes Explanatory Abstract
Schedule of Government Fees and Other Taxes Consist
	Year ended March 31,
	2023	2022
Government fees	$69	$69
Other taxes	2,319	2,574
	$2,388	$2,643